Intangible Assets, Goodwill and Other Long-Term Assets - Schedule of Allocation of Goodwill to Cash-Generating Units (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allocation of Goodwill to Cash-Generating Units [Abstract]
Proprietary	$ 30,313	$ 30,313